Restatement (Details) - Schedule of balance sheet (Parentheticals)	Sep. 30, 2021 $ / shares shares
(As Reported) [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized	1,200,000,000
Common stock, shares issued	499,871,337
Common stock, shares outstanding	493,726,405
(As Reported) [Member] | Series C Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	1,000
Preferred stock, shares issued	1,000
Preferred stock, shares outstanding	1,000
(As Reported) [Member] | Series A Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	6,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
(As Reported) [Member] | Series B Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	2,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Restatement Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized	1,200,000,000
Common stock, shares issued	499,871,337
Common stock, shares outstanding	493,726,405
Restatement Adjustment [Member] | Series C Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	1,000
Preferred stock, shares issued	1,000
Preferred stock, shares outstanding	1,000
Restatement Adjustment [Member] | Series A Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	6,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Restatement Adjustment [Member] | Series B Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	2,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
(As Restated) [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized	1,200,000,000
Common stock, shares issued	499,871,337
Common stock, shares outstanding	493,726,405
(As Restated) [Member] | Series C Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	1,000
Preferred stock, shares issued	1,000
Preferred stock, shares outstanding	1,000
(As Restated) [Member] | Series A Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	6,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
(As Restated) [Member] | Series B Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	2,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0